Income tax (Details 2) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2016	Jun. 30, 2015
Income Tax
Loss from continuing operations at tax rate applicable in the respective countries		$ (3,571)	$ (1,963)	$ (5,622)
Permanent differences:
Share of profit of associates and joint ventures		(71)	130	(226)
Unrecognized tax loss carryforwards	[1]	(1,557)	(1,209)	(169)
Changes in fair value of financial instruments	[2]	(346)	434
Change of tax rate	[2]	5,676	396	(450)
Non-taxable profit / (loss), non-deductible expenses and others		(7)	(554)	116
Income tax from continuing operations		124	(2,766)	(6,351)
MPIT				$ 26

[1]	Corresponds mainly to holding companies in the Operations Center in Israel
[2]	As of June 30, 2018 corresponds to the effect of applying the changes in the tax rates applicable in accordance with the tax reform explained above, being Ps. 405 the effect of the rate change in US and Ps. 5,271 the effect of the rate change in Argentina. As of June 30, 2017 and 2016 the rate change was in Israel.